Note 32 - Transition Period Comparative Information (Unaudited) - Condensed Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 13,617	$ 9,111	$ 39,036	$ 33,647	$ 32,250
Costs of sales	(11,960)	(7,446)	(32,726)	(28,524)	(4,977)
Gross profit	1,657	1,665	6,310	5,123	27,273
General and administrative expenses	(1,291)	(2,079)	(7,685)	(12,814)	(9,316)
Gain/(loss) on sale of assets	38	(4)	(2,615)	1,356
Depreciation and amortization	(214)	(411)	(430)	(420)	(103)
Operating profit/(loss)	(33)	(829)	(5,410)	(7,595)	17,306
Restructuring costs	(525)	(40)	(2,017)	(1,873)
Finance expense - net	(796)	(842)	(3,243)	(3,395)	(600)
Profit/(loss) before income tax	(1,354)	(1,711)	(10,666)	(34,137)	10,919
Income tax	(92)	12	(557)	6,258	(5,338)
Loss for the period	$ (1,446)	$ (1,699)	$ (11,223)	$ (27,879)	$ 5,581